Document and Entity Information	12 Months Ended
Apr. 29, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2012
Registrant Name	AIM GROWTH SERIES (INVESCO GROWTH SERIES)
Central Index Key	0000202032
Amendment Flag	false
Document Creation Date	Jun. 28, 2013
Document Effective Date	Jun. 28, 2013
Prospectus Date	Apr. 29, 2013